Premises And Equipment	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Premises and Equipment
Premises and Equipment
The major categories of premises and equipment and accumulated depreciation are summarized as follows:

December 31 (In thousands)	2013	2012
Land	$17,657	$17,354
Buildings	70,183	69,091
Equipment, furniture and fixtures	36,937	61,679
Leasehold improvements	3,903	4,009
Total	$128,680	$152,133
Less accumulated depreciation	(73,402)	(98,382)
Premises and equipment, net	$55,278	$53,751

Depreciation expense amounted to $7.3 million, $7.0 million and $7.6 million for the years ended December 31, 2013, 2012 and 2011, respectively.

The Corporation leases certain premises and equipment accounted for as operating leases. The following is a schedule of the future minimum rental payments required for the next five years under such leases with initial terms in excess of one year:

(In thousands)
2014	1,351
2015	945
2016	628
2017	475
2018	744
Thereafter	605
Total	$4,748

Rent expense for Park was $1.8 million, $1.9 million and $2.4 million, for the years ended December 31, 2013, 2012 and 2011, respectively.